Non Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Disclosure of Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2022 A$	June 30, 2021 A$
Long service leave	108,140	85,448
Provision for retirement payment	9,112	3,467

	117,252	88,915